OTHER RECEIVABLES AND DEPOSITS (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Other Receivables And Deposits Details
Other receivables	$ 10,295	$ 9,431
Deposits	39,232	35,942
Total	$ 49,527	$ 45,373